Personnel Figures - Summary of Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	767	848
Average number of employees	795	867
Managers And Main Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	20	24
Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	660	795
Workers And Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	87	29
Chile
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	741	823
Average number of employees	769	842
Chile | Managers And Main Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	20	24
Chile | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	653	772
Chile | Workers And Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	68	27
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	26	25
Average number of employees	26	25
Argentina [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	7	23
Argentina [Member] | Workers And Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	19	2